UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 16, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   74

Form 13F Information Table Entry Total:       $135,170,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      278     5595 SH       Sole                                       5595
ABB Ltd Spons ADR              COM              000375204     1574   112910 SH       Sole                                     112910
AT&T Inc.                      COM              00206r102     3117   123694 SH       Sole                                     123694
Abbott Labs                    COM              002824100     5753   120599 SH       Sole                                     120599
Adobe Systems Inc              COM              00724f101     1081    50555 SH       Sole                                      50555
Amgen Inc                      COM              031162100      247     4989 SH       Sole                                       4989
Anglo American Plc New         COM              03485p201      283    33120 SH       Sole                                      33120
Archer Daniels Mid             COM              039483102     1451    52220 SH       Sole                                      52220
BHP Billiton LTD               COM              088606108     4446    99688 SH       Sole                                      99688
BP PLC                         COM              055622104     1482    36951 SH       Sole                                      36951
Bank of Montreal               COM              063671101      237     9042 SH       Sole                                       9042
Bard C R Inc NFS LLC IS A      COM              067383109      399     5005 SH       Sole                                       5005
Barrick Gold Corp              COM              067901108     4564   140765 SH       Sole                                     140765
Baxter Intl Inc                COM              071813109      318     6200 SH       Sole                                       6200
Bristol Myers Squibb           COM              110122108      753    34369 SH       Sole                                      34369
Burlington Northern Santa Fe   COM              12189T104     1792    29784 SH       Sole                                      29784
CGG Veritas                    COM              204386106      374    32429 SH       Sole                                      32429
CVS Caremark Corp              COM              126650100     2365    86015 SH       Sole                                      86015
Chesapeake Energy Corp         COM              165167107      565    33130 SH       Sole                                      33130
Chevron Corp                   COM              166764100     5477    81448 SH       Sole                                      81448
Cisco Systems                  COM              17275R102      253    15075 SH       Sole                                      15075
ConocoPhillips                 COM              20825c104     3252    83053 SH       Sole                                      83053
Devon Energy Corp              COM              25179M103      509    11385 SH       Sole                                      11385
Dominion Resources             COM              25746u109     3190   102923 SH       Sole                                     102923
Duke Energy Corp               COM              26441c105      640    44686 SH       Sole                                      44686
Emerson Elec                   COM              291011104     1735    60701 SH       Sole                                      60701
Encana Corp                    COM              292505104     3050    75094 SH       Sole                                      75094
Exxon Mobil Corp               COM              30231g102     6452    94736 SH       Sole                                      94736
FedEx Corp                     COM              31428x106      278     6240 SH       Sole                                       6240
First American Bankshares      COM                             960     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     3092    74348 SH       Sole                                      74348
General Electric               COM              369604103     3293   325685 SH       Sole                                     325685
General Mills                  COM              370334104      254     5085 SH       Sole                                       5085
Goldcorp Inc                   COM              380956409     5895   176934 SH       Sole                                     176934
Gulf Keystone Petro            COM              g4209g100        3    15000 SH       Sole                                      15000
Honeywell International Inc.   COM              438516106     1096    39324 SH       Sole                                      39324
Illinois Tool Works            COM              452308109      976    31625 SH       Sole                                      31625
J.P. Morgan Chase & Co         COM              46625h100      365    13718 SH       Sole                                      13718
Johnson Controls               COM              478366107      144    11977 SH       Sole                                      11977
Johnson&Johnson                COM              478160104     6066   115325 SH       Sole                                     115325
Kellogg Co                     COM              487836108     1828    49892 SH       Sole                                      49892
Kimberly Clark                 COM              494368103      427     9250 SH       Sole                                       9250
Liberty Property               COM              531172104      294    15503 SH       Sole                                      15503
McDonald's Corp                COM              580135101     1115    20424 SH       Sole                                      20424
Merck & Co                     COM              589331107     1013    37881 SH       Sole                                      37881
Meridian Bioscience Inc        COM              589584101      190    10505 SH       Sole                                      10505
Microsoft Corp                 COM              594918104     2699   146940 SH       Sole                                     146940
Monsanto Co. New               COM              61166w101      402     4840 SH       Sole                                       4840
Nestle SA                      COM              641069406     3877   114565 SH       Sole                                     114565
Newmont Mining Corp            COM              651639106      222     4970 SH       Sole                                       4970
Northern States Financial Corp COM              665751103       84    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2547    67325 SH       Sole                                      67325
Occidental Petroleum           COM              674599105     2244    40315 SH       Sole                                      40315
Oshkosh Corp                   COM              688239201       99    14730 SH       Sole                                      14730
Pepsico, Inc.                  COM              713448108     4986    96849 SH       Sole                                      96849
Pfizer Inc                     COM              717081103      392    28805 SH       Sole                                      28805
Procter & Gamble               COM              742718109     4940   104898 SH       Sole                                     104898
Raytheon Co Com New            COM              755111507     3185    81784 SH       Sole                                      81784
Schlumberger                   COM              806857108     5855   144135 SH       Sole                                     144135
Southern Co                    COM              842587107      341    11138 SH       Sole                                      11138
Stryker Medical                COM              863667101     1146    33665 SH       Sole                                      33665
Suncor Energy Inc              COM              867229106     5132   231071 SH       Sole                                     231071
Syngenta AG Spons ADT          COM              87160a100      578    14415 SH       Sole                                      14415
Sysco Corp                     COM              871829107     1188    52100 SH       Sole                                      52100
Trimble Navigation             COM              896239100      350    22880 SH       Sole                                      22880
U.S. Bancorp                   COM              902973304      812    55599 SH       Sole                                      55599
Union Pacific                  COM              907818108     1456    35429 SH       Sole                                      35429
Verizon Comm.                  COM              92343v104     3665   121354 SH       Sole                                     121354
Vodafone Group PLC             COM              92857w209      228    13091 SH       Sole                                      13091
Walgreen Co                    COM              931422109     4236   163180 SH       Sole                                     163180
Wells Fargo                    COM              949746101      521    36591 SH       Sole                                      36591
Wisconsin Energy               COM              976657106      548    13300 SH       Sole                                      13300
Woodward Governor Co           COM              980745103      160    14331 SH       Sole                                      14331
Wyeth                          COM              983024100      357     8300 SH       Sole                                       8300
											FORM 13F INFORMATION TABLE